     As filed with the Securities and Exchange Commission on August 30, 1999
                                                            File No. 333 - 80473
                                                            File No. 811 - 09383


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]



                               Pre-Effective Amendment No. 1               [X]


                               Post-Effective Amendment No.                [ ]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]



                               Amendment No. 1                             [X]



                          HAMBRECHT & QUIST FUND TRUST
               (Exact Name of Registrant as Specified on Charter)


                                 One Bush Street
                         San Francisco, California 94104
                    (Address of Principal Executive Offices)

                                 (415) 439-3000
                         (Registrant's Telephone Number)


                                 David R. Krimm
                                    President
                     Hambrecht & Quist Fund Management, LLC
                                 One Bush Street
                         San Francisco, California 94104
                     (Name and Address for Agent of Service)

Copies to:


Andre W. Brewster, Esq.
Howard Rice Nemerovski Canady Falk & Rabkin, A Professional Corporation Three Embarcadero Center, 7th Floor
San Francisco, CA  94111-4065


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest of the Hambrecht & Quist Fund Trust.

Registrant will file a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, within ninety days after its fiscal year end.

Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file further amendment which specifically states that such Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended, or until such Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                         H&Q IPO & EMERGING COMPANY FUND


                        Prospectus _______________, 1999

                                 Adviser Classes

              As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a
                                 federal crime.

ABOUT THE FUND


The H&Q IPO & Emerging Company Fund (Fund) is designed to offer individual investors the benefits of investing in a diversified portfolio of common stocks acquired as part of, or within 18 months after, a company's initial public offering.



The Fund uses a quantitatively driven strategy to make buy and sell decisions. The strategy employs a range of proprietary techniques, developed through an extensive analysis of performance and other data related to newly public companies.


CONTENTS


                                               Goal.............................
                                               Main Strategy....................
                                               Main Risks.......................
                                               Risk Return Bar
                                                  Chart and Table...............
                                               Fund Fees and Expenses...........
                                               Fund Management..................
                                               Investing in the Fund............
                                                      Buying Shares.............
                                                      Selling Shares............
                                                      Shareholder Services......
                                               Transaction Policies.............
                                               Distributions and Taxes..........
                                               To Learn More....................

GOAL

The Fund's goal is capital appreciation.

MAIN STRATEGY


The Fund seeks to achieve its goal by investing, under normal market conditions, at least 65% of its assets in a diversified portfolio of common stocks acquired as part of, or within 18 months after, a company's initial public offering and traded on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market. The common stocks of these emerging companies will be referred to generally in this prospectus as IPOs.



The Fund's sub-adviser, Symphony Asset Management, LLC, has developed a quantitative model which tracks historical IPO performance. At the time of the initial public offering, the sub-adviser will purchase IPO shares that meet certain minimum quantitative criteria for offering size, issuer market capitalization and lead underwriter, among other factors. The sub-adviser will attempt to purchase these shares directly from the underwriters, at the offering price. If shares cannot be obtained at the offering price, they will be purchased in the secondary market. For a period of up to 18 months after the initial public offering, the sub-adviser will also purchase IPO shares based upon the above criteria and certain aftermarket criteria, such as analyst ratings, price, performance, valuation relative to the industry and insider activity. IPO shares held by the Fund will be sold based upon similar aftermarket criteria. The Fund normally expects to sell most of its IPO holdings within a year of purchase. When making investment decisions, the sub-adviser will employ qualitative, as well as quantitative, techniques and will emphasize issuers with growth characteristics.



When the sub-adviser believes that the number or quality of IPOs available for Fund investment is inadequate, the sub-adviser intends to invest in futures contracts or participations based on equity indexes, such as the S&P 500-Registered Trademark-Index, Russell 2000-Registered Trademark- Index or Wilshire 4500-Registered Trademark- Index. The sub-adviser may also purchase non-IPO equity securities (including common stocks, preferred stocks, convertible securities and warrants) issued primarily by companies which have capitalizations of $1 billion or less at the time of investment. Pending investment and to provide liquidity for redemptions, the Fund may also hold its assets in cash and cash equivalent instruments, such as money market mutual funds, Treasury bills, commercial paper and repurchase agreements. The Fund's investment in assets other than IPOs will, in normal circumstances, be limited to 35% of its assets. The Fund may not achieve its investment objective during periods when it has taken a temporary defensive position because of adverse market, economic, political or other conditions.


The Fund will consider closing to new purchasers when the Fund's assets exceed $300 million.

MAIN RISKS


SPECIAL RISKS OF IPOS
[In a separate box]

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.



STOCK MARKETS WILL FALL PERIODICALLY. As with any investment whose performance is tied to stock markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.



MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stock of companies in one or more industries. All of these factors may have a greater impact on IPOs.



THE NUMBER OR QUALITY OF IPOS AVAILABLE FOR FUND PURCHASE MAY BE INADEQUATE FOR EXTENDED PERIODS OF TIME. During such periods, the Fund will not be able to implement its main investment strategy.



THE IPO MARKET TENDS TO FAVOR CERTAIN INDUSTRIES FROM TIME TO TIME. As a result, the companies in which the Fund invests at any given time may represent a limited number of industries, and the Fund's share price may be subject to greater volatility. Currently, the industry comprised of Internet related companies is one of the industries favored by the IPO market.


THE FUND MAY BE UNABLE TO PURCHASE IPOS AT THE OFFERING PRICE. The price of IPO shares in the aftermarket may greatly exceed the offering price, making it more difficult for the Fund to realize a profit.

THE INVESTMENT ADVISER MAY APPEAR TO HAVE A CONFLICT OF INTEREST WHEN THE FUND PURCHASES IPOS FROM UNDERWRITING SYNDICATES OF WHICH HAMBRECHT & QUIST LLC, THE FUND'S DISTRIBUTOR AND AN AFFILIATE OF THE FUND'S INVESTMENT ADVISER, ACTS AS A MEMBER OR MANAGER. The Fund will not purchase IPOs directly from Hambrecht & Quist LLC and the Fund otherwise intends to conduct these purchases in compliance with applicable SEC rules.


THE FUND NORMALLY EXPECTS TO SELL MOST OF ITS IPO HOLDINGS WITHIN A YEAR. This turnover of the Fund's portfolio will increase the Fund's transaction costs. Any gains from such sales will also be treated as short-term capital gains, taxable as ordinary income to the Fund's shareholders.

THE FUND MAY HAVE TO SELL STOCKS AT A LOSS IN ORDER TO FUND SHAREHOLDER SALES. Sales are more likely to occur when prices of IPO stocks are declining, and prices of IPO stocks may fall more rapidly than those of other securities.

THE FUND AND THE INVESTMENT ADVISER HAVE NO OPERATING HISTORY AND THE SUB-ADVISER'S MODEL HAS NOT BEEN PREVIOUSLY IMPLEMENTED BY A MUTUAL FUND. The model is based largely on a limited period of past market performance and may fail to anticipate shifts in market dynamics over time.

THE SUB-ADVISER'S MODEL RELIES ON MARKET AND OTHER DATA COMPILED FROM OTHER SOURCES, PRIMARILY QUOTE.COM, A LEADING PROVIDER OF IPO INFORMATION. If this information were to become unavailable, the Fund's investment strategy could be disrupted.


THE FUND MAY INVEST IN OTHER INSTRUMENTS THAT ALSO INVOLVE RISK. For example, futures contracts and index participations, which the Fund may use to gain exposure to the stock market, could hurt the Fund's performance if they do not perform as expected. In addition, the Fund may invest in non-IPO equity securities with small capitalizations, as well as in futures contracts and participations based on these securities. Investing in small capitalization companies carries many of the same risks as investing in IPOs.


THE FUND COULD BE ADVERSELY AFFECTED BY THE FAILURE OF COMPUTER SYSTEMS USED BY THE FUND'S SERVICE PROVIDERS AND OTHERS TO PROPERLY PROCESS DATA CONTAINING DATES OCCURRING AFTER DECEMBER 31, 1999 (YEAR 2000 PROBLEM). The Year 2000 problem could also have an adverse effect on the companies whose securities are held by the Fund or the securities markets and their participants generally.


RISK/RETURN BAR CHART AND TABLE



The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a Bar Chart and Performance Table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

FUND FEES AND EXPENSES


The following table describes what you can expect to pay as a Fund investor. "Shareholder fees" are expenses charged to you directly by Hambrecht & Quist LLC (H&Q), the Fund's distributor. "Annual operating expenses" are paid out of Fund assets, so their effect is included in total return.





PERCENTAGE FEE TABLE

                                                       CLASS A       CLASS B
  SHAREHOLDER FEES
     Maximum sales charge
       (as a % of offering price)....................  5.50%(1)        None
     Maximum deferred sales charge
       (as a % of lower of offering
       or sale price)................................   None          5.00%(2)
     Redemption fees (as a % of sale price)..........   None(3)        None(3)

  ANNUAL OPERATING EXPENSES
    (as a % of average net assets)
     Management fees.................................  0.65%          0.65%
     Distribution fees...............................  0.30           1.00
     Other expenses4.................................  0.65           0.65
                                                     -------------------------

     Total annual operating expenses(5)..............  1.60%          2.30%

-----------------------

(1)Imposed upon shares purchased (other than dividend reinvestments). Purchases of $1,000,000 or more sold within a year may be subject to a 1.00% contingent deferred sales charge. See "Investing in the Fund--Buying Shares--Choosing a Share Class--Class A".
(2)Imposed upon shares sold (other than dividend reinvestments) within five years of purchase at a rate of 5.00% the first year, declining to 1.00% in the fifth year, and eliminated thereafter. See "Investing in the Fund--Buying Shares--Choosing a Share Class--Class B."
(3)The Fund's transfer agent charges a fee (currently $10.00) for each wire redemption. Brokers, dealers or other financial intermediaries may also charge a transaction fee for redemptions.
(4)Estimated amounts for the Fund's current fiscal year.
(5)Contractually guaranteed by the investment adviser until January 1, 2001.

     EXPENSES ON A $10,000 INVESTMENT


     DESIGNED TO HELP YOU COMPARE EXPENSES, THIS EXAMPLE USES THE SAME ASSUMPTIONS AS ALL MUTUAL FUND PROSPECTUSES: A $10,000 INVESTMENT, A 5% RETURN EACH YEAR, THE SAME OPERATING EXPENSES THROUGHOUT THE PERIOD AND SALE OF YOUR SHARES AT THE END OF THE PERIOD. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


                                   1 YEAR                           3 YEARS
                                   ------                           -------
     Class A                       $704                             $1027
     Class B                       $733                             $1018

      YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT SELL YOUR SHARES.

                                   1 YEAR                            3 YEARS
                                   ------                            -------
     Class B                       $233                              $718

FUND MANAGEMENT

The investment adviser for the Fund is Hambrecht & Quist Fund Management, LLC
(HQFM), One Bush Street, San Francisco, CA 94104. HQFM oversees the asset management and administration of the Fund. As compensation for its services, HQFM receives a management fee from the Fund of 0.65% of its average daily net assets, a portion of which is used to pay the Fund's sub-adviser.

HQFM is wholly owned by Hambrecht & Quist California, the parent company for H&Q, a leading investment bank specializing in emerging growth companies. Hambrecht & Quist California is, in turn, a wholly-owned subsidiary of Hambrecht & Quist Group. Through its subsidiaries, Hambrecht & Quist Group provides a variety of financial services, including investment advisory services to registered closed-end mutual funds, wrap-fee programs, employee benefit plans, private investment funds and individuals. HQFM was recently formed to serve as investment adviser for the Fund and has no other advisory clients.

The Fund's sub-adviser is Symphony Asset Management, LLC (Symphony), 555 California Street, San Francisco, CA 94104. Founded in 1994, Symphony is owned 50% by BARRA, Inc., a leading provider of analytical models since 1975, and 50% by Symphony's managers through Maestro LLC. Symphony, and its affiliate, Symphony Asset Management, Inc., have more than $2.7 billion in assets under management.

Ross Sakamoto, who has been a Portfolio Manager for the sub-adviser since 1996, handles the Fund's day-to-day management. Prior to 1996, he was a Principal in the Investment Strategies Group of Barclays Global Investors and its predecessors.

INVESTING IN THE FUND

On the following pages you will find information on buying and selling shares. Information on taxes is included as well.


The Fund offers multiple classes of shares. This prospectus offers the Class A shares and Class B shares (Adviser Classes), which are sold through financial intermediaries and have different costs. If you would prefer to invest in the Fund without the assistance of a financial intermediary, please contact the Fund's transfer agent, PFPC Inc., at 877-613-7975 to request a copy of the Fund's Common Class prospectus. For TDD service, call 877-613-7973.


BUYING SHARES

Shares of the Adviser Classes may be purchased through H&Q, the Fund's distributor, or through a variety of brokers, dealers and other financial intermediaries who have been authorized by the distributor to sell Fund shares. You will need to take the following steps to buy shares of the Fund:

STEP 1

CHOOSING A SHARE CLASS

You will need to choose a share class before making your initial investment. Each share class has its own fee structure. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees.

      - Class A shares may be appropriate for investors who prefer to pay the Fund's sales charge up front rather than upon the sale of their shares or want to take advantage of the reduced sales charge for larger investments.

      - Class B shares may be appropriate for investors who wish to avoid a front-end sales charge and put 100% of their investment dollars to work immediately. Class B shares are subject to a contingent deferred sales charge (CDSC) for sales within five years of purchase, and to a higher distribution fee than Class A shares.

The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution expenses for the sale and distribution of the Class A and Class B shares. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment in the Fund and may cost more than paying other types of sales charges.

CLASS A -- CHARGED WHEN YOU BUY SHARES


                            Sales charge as % of       Sales charge as % of your
Your investment                offering price(1)             net investment
----------------------------------------------------------------------------------
Less than $50,000                   5.50%                        5.82%
$50,000 to $99,999                  4.75%                        4.99%
$100,000 to $249,999                3.75%                        3.90%
$250,000 to $499,999                2.75%                        2.83%
$500,000 to $999,999                2.00%                        2.04%
$1,000,000 or more(2)               None                         None

----------------
(1) Offering price includes the front-end sales charge.
(2)Purchases of $1,000,000 or more sold within one year of purchase may be subject to a 1.00% CDSC.


Purchases of Class A shares may be eligible for reduced sales charges in accordance with the Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans or Exemption for Certain Other Investors. See the statement of additional information or consult your financial intermediary to determine if you qualify for a reduced sales charge. In addition to the front-end sales charge, Class A shares carry an annual Rule 12b-1 fee of 0.30% of average daily net assets.


CLASS B -- CHARGED WHEN YOU SELL SHARES

                                           CDSC as % of your
Time since you bought the               offering or  sale price
shares you are selling                    (whichever is less)
----------------------                     -----------------
First year                                      5.00%
Second year                                     4.00%
Third year                                      3.00%
Fourth year                                     2.00%
Fifth year                                      1.00%
Sixth year and thereafter                        None

In addition to the CDSC, Class B shares carry an annual Rule 12b-1 fee of 1.00% of average daily net assets. Class B Shares automatically convert to Class A shares five years from the date of purchase. The conversion will not occur if the Fund is advised that the conversion may constitute a taxable event for federal tax purposes.

STEP 2

DECIDE HOW MUCH YOU WANT TO INVEST.

Minimum Initial            Minimum Additional         Minimum Balance
Investment                         Investment

----------------------------------------------------------------------

$5,000                     $100                       $2,500
($2,000 for retirement     ($25 for retirement and    ($1,000 for retirement and
and custodial accounts)    custodial accounts)        and custodial accounts)

STEP 3


CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you do not indicate a choice, we will assume you have selected the first option.


OPTION                  FEATURE

-----------------------------------------------------------------

Reinvestment            All dividend and capital gain distributions are invested
                        automatically in shares of the Fund

-----------------------------------------------------------------

Cash/Reinvestment       You receive payment for dividends, while any capital
Mix                     gain distributions are invested in shares of the Fund

-----------------------------------------------------------------

Cash You receive payment for all dividends and capital gains distributions

STEP 4


PLACE YOUR ORDER. You may purchase shares of the Adviser Classes through H&Q or any other authorized financial intermediary. Your financial intermediary will be responsible for forwarding your purchase request to PFPC Inc. Please talk with your financial intermediary about the methods it has available to purchase shares of the Fund.






SELLING SHARES
Shares of the Adviser Classes may be sold through your financial intermediary. Your financial intermediary will be responsible for forwarding your sale request to PFPC Inc. PFPC Inc. will send the sale proceeds to your financial intermediary, who will be responsible for retaining the proceeds in your account or forwarding the proceeds to you.

When selling shares, please be aware of the following policies:

    -   The Fund may take up to seven days to pay sale proceeds


    - If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check clears; this may take up to 15 days from the date of purchase


    - If necessary to minimize any applicable CDSC, the Fund will sell shares you have held the longest


    - Sale requests in excess of $25,000, or requests to send proceeds to a third party, may require a Medallion Program signature guarantee of an eligible institution (available from most banks and trust companies); please call PFPC Inc. at 877-613-7975 with any questions concerning signature guarantees


SHAREHOLDER SERVICES


The Fund offers the following shareholder services. To take advantage of any of these services, please talk to your financial intermediary.



    - AUTOMATIC INVESTMENT PLAN - Allows you to buy additional shares ($100 minimum) of the Fund monthly, bi-monthly, quarterly or annually by a direct transfer of funds from your account to PFPC Inc. Minimum and frequencies may vary.



    - SYSTEMATIC WITHDRAWAL PLAN - Allows you to withdraw a set amount ($25 minimum) of your investment in the Fund on a monthly, quarterly or annual basis, as long as your beginning account balance is at least $5,000 and your account balance remains at or above $2,500. Minimums and frequencies may vary.



    - REINSTATEMENT PRIVILEGE - Allows you to repurchase Class A shares which you have sold within the preceding 60 days without paying an additional sales charge.



OTHER TRANSACTION POLICIES


The Fund is open for business each day that the New York Stock Exchange (NYSE) is open for regular trading. The Fund calculates its share price each business day, after the close of regular trading on the NYSE (generally 4 p.m. Eastern time). The Fund's share price is its net asset value per share, or NAV, which is the Fund's net assets divided by the number of shares outstanding.

In valuing its securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, the Fund may value securities based on fair values developed using methods approved by the Fund's Trustees.


The effective time of your purchase or sale, which determines the price you pay or receive for your shares, will be the time the Fund's transfer agent, PFPC Inc., or a financial intermediary authorized to accept orders on behalf of the transfer agent, receives your order. Orders received in proper form prior to the close of regular trading on the NYSE will be valued at the net asset value per share calculated that day. Orders received after the close of regular trading on the NYSE will be priced the next day the Fund calculates its net asset value. Financial intermediaries may charge transaction or other fees in addition to those described in this prospectus.


THE FUND RESERVES CERTAIN RIGHTS, including the following:

    -   To withdraw or suspend any part of the offering made by this prospectus

    - To close the Fund to investors, other than current shareholders and certain retirement plans and investment advisory clients, when the Fund's assets exceed $300 million

    - To refuse any purchase order, including those that appear to be associated with short-term trading activities

    -   To change or waive the Fund's investment minimums

    - To suspend the right to sell shares back to the Fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

    - To pay you in portfolio securities, rather than in cash, if the value of the shares you sell exceeds $250,000 or 1% of the Fund's assets

    - To automatically sell your shares if your account is closed for any reason or if your balance falls below the minimum required as a result of selling your shares


    - To terminate any of the services described under "Shareholder Services" on 60 days' notice


DISTRIBUTIONS AND TAXES

Any investment in the Fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax adviser about the tax implications of your investment in the Fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.
                                                     --------------------

As a shareholder, you are entitled to your share of income and gains the Fund earns. Every year, the Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

Unless you are investing through a tax-deferred or Roth retirement account, your Fund distributions generally have tax consequences. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. It is expected that most of the Fund's capital gains will be short-term. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions are generally taxable in the year they are declared, whether you reinvest them or take them in cash.


If you are investing through a taxable account and purchase shares of the Fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the Fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid "buying a dividend," as it is often called, by contacting PFPC Inc. at 877-613-7975 to determine if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity for investment gain during the period before the distribution outweighs the tax consequences of buying a dividend.


Generally, any sale of your shares is a taxable event. A sale may result in a capital gain or loss to you. A gain or loss generally will be treated as short-term if shares are held for 12 months or less, long-term if shares are held longer.

At the beginning of every year, the Fund provides shareholders with information detailing the tax status of any distributions the Fund paid during the previous calendar year.

TO LEARN MORE

This prospectus contains important information about the Fund and should be read and kept for reference. You also can obtain more information from the following sources:

    - SHAREHOLDER REPORTs, which will be mailed to Fund investors semi-annually, will discuss recent performance and portfolio holdings.

    - THE STATEMENT OF ADDITIONAL INFORMATIOn (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it part of the prospectus.


You can obtain copies of these documents by contacting your financial intermediary, the Fund's transfer agent, PFPC Inc., or the SEC at the locations below. All materials from financial intermediaries and the transfer agent are free; the SEC charges a duplicating fee. You also can review these materials in person at the SEC's Public Reference Room.



PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809
877-613-7975
www.hamquist.com
----------------


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov
-----------




                                                       SEC FILE NUMBER
                                                        H&Q IPO & Emerging
                                                         Company Fund  811-09383

                         H&Q IPO & EMERGING COMPANY FUND

                        Prospectus _______________, 1999

                                  Common Class

              As with all mutual funds, the Securities and Exchange
         Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a
                                 federal crime.

ABOUT THE FUND

The H&Q IPO & Emerging Company Fund (Fund) is designed to offer individual investors the benefits of investing in a diversified portfolio of common stocks acquired as part of, or within 18 months after, a company's initial public offering.


The Fund uses a quantitatively driven strategy to make buy and sell decisions. The strategy employs a range of proprietary techniques, developed through an extensive analysis of performance and other data related to newly public companies.


                                        CONTENTS
                                        Goal...................................
                                        Main Strategy..........................
                                        Main Risks.............................
                                        Risk Return Bar
                                           Chart and Table.....................
                                        Fund Fees and Expenses.................
                                        Fund Management........................
                                        Investing in the Fund..................
                                                 Buying Shares.................
                                                 Selling Shares................
                                                 Shareholder Services..........
                                        Transaction Policies...................
                                        Distributions and Taxes................
                                        To Learn More..........................

GOAL

The Fund's goal is capital appreciation.

MAIN STRATEGY

The Fund seeks to achieve its goal by investing, under normal market conditions, at least 65% of its assets in a diversified portfolio of common stocks, acquired as part of, or within 18 months after, a company's initial public offering and traded on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market. The common stocks of these emerging companies will be referred to generally in this prospectus as IPOs.


The Fund's sub-adviser, Symphony Asset Management, LLC, has developed a quantitative model which tracks historical IPO performance. At the time of the initial public offering, the sub-adviser will purchase IPO shares that meet certain minimum quantitative criteria for offering size, issuer market capitalization and lead underwriter, among other factors. The sub-adviser will attempt to purchase these shares directly from the underwriters, at the offering price. If shares cannot be obtained at the offering price, they will be purchased in the secondary market. For a period of up to 18 months after the initial public offering, the sub-adviser will also purchase IPO shares based upon the above criteria and certain aftermarket criteria, such as analyst ratings, price, performance, valuation relative to the industry and insider activity. IPO shares held by the Fund will be sold based upon similar aftermarket criteria. The Fund normally expects to sell most of its IPO holdings within a year of purchase. When making investment decisions, the sub-adviser will employ qualitative, as well as quantitative, techniques and will emphasize issuers with growth characteristics.


When the sub-adviser believes that the number or quality of IPOs available for Fund investment is inadequate, the sub-adviser intends to invest in futures contracts or participations based on equity indexes, such as the S&P 500-Registered Trademark- Index, Russell 2000-Registered Trademark- Index or Wilshire 4500-Registered Trademark- Index. The sub-adviser may also purchase non-IPO equity securities (including common stocks, preferred stocks, convertible securities and warrants) issued primarily by companies which have capitalizations of $1 billion or less at the time of investment. Pending investment and to provide liquidity for redemptions, the Fund may also hold its assets in cash and cash equivalent instruments, such as money market mutual funds, Treasury bills, commercial paper and repurchase agreements. The Fund's investment in assets other than IPOs will, in normal circumstances, be limited to 35% of its assets. The Fund may not achieve its investment objective during periods when it has taken a temporary defensive position because of adverse market, economic, political or other conditions.

The Fund will consider closing to new purchasers when the Fund's assets exceed $300 million.

MAIN RISKS


SPECIAL RISKS OF IPOS
[In a separate box]


Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.


STOCK MARKETS WILL FALL PERIODICALLY. As with any investment whose performance is tied to stock markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.


MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stock of companies in one or more industries. All of these factors may have a greater impact on IPOs.


THE NUMBER OR QUALITY OF IPOS AVAILABLE FOR FUND PURCHASE MAY BE INADEQUATE FOR EXTENDED PERIODS OF TIME. During such periods, the Fund will not be able to implement its main investment strategy.


THE IPO MARKET TENDS TO FAVOR CERTAIN INDUSTRIES FROM TIME TO TIME. As a result, the companies in which the Fund invests at any given time may represent a limited number of industries, and the Fund's share price may be subject to greater volatility. Currently, the industry comprised of Internet related companies is one of the industries favored by the IPO market.

THE FUND MAY BE UNABLE TO PURCHASE IPOS AT THE OFFERING PRICE. The price of IPO shares in the aftermarket may greatly exceed the offering price, making it more difficult for the Fund to realize a profit.

THE INVESTMENT ADVISER MAY APPEAR TO HAVE A CONFLICT OF INTEREST WHEN THE FUND PURCHASES IPOS FROM UNDERWRITING SYNDICATES OF WHICH HAMBRECHT & QUIST LLC, THE FUND'S DISTRIBUTOR AND AN AFFILIATE OF THE FUND'S INVESTMENT ADVISER, ACTS AS A MEMBER OR MANAGER. The Fund will not purchase IPOs directly from Hambrecht & Quist LLC, and the Fund otherwise intends to conduct these purchases in compliance with applicable SEC rules.

THE FUND NORMALLY EXPECTS TO SELL MOST OF ITS IPO HOLDINGS WITHIN A YEAR. This turnover of the Fund's portfolio will increase the Fund's transaction costs. Any gains from such sales will also be treated as short-term capital gains, taxable as ordinary income to the Fund's shareholders.

THE FUND MAY HAVE TO SELL STOCKS AT A LOSS IN ORDER TO FUND SHAREHOLDER SALES. Sales are more likely to occur when prices of IPO stocks are declining, and prices of IPO stocks may fall more rapidly than those of other securities.

THE FUND AND THE INVESTMENT ADVISER HAVE NO OPERATING HISTORY AND THE SUB-ADVISER'S MODEL HAS NOT BEEN PREVIOUSLY IMPLEMENTED BY A MUTUAL FUND. The model is based largely on a limited period of past market performance and may fail to anticipate shifts in market dynamics over time.

THE SUB-ADVISER'S MODEL RELIES ON MARKET AND OTHER DATA COMPILED FROM OTHER SOURCES, PRIMARILY QUOTE.COM, A LEADING PROVIDER OF IPO INFORMATION. If this information were to become unavailable, the Fund's investment strategy could be disrupted.

THE FUND MAY INVEST IN OTHER INSTRUMENTS THAT ALSO INVOLVE RISK. For example, futures contracts and index participations, which the Fund may use to gain exposure to the stock market, could hurt the Fund's performance if they do not perform as expected. In addition, the Fund may invest in non-IPO equity securities with small capitalizations, as well as in futures contracts and participations based on these securities. Investing in small capitalization companies carries many of the same risks as investing in IPOs.

THE FUND COULD BE ADVERSELY AFFECTED BY THE FAILURE OF COMPUTER SYSTEMS USED BY THE FUND'S SERVICE PROVIDERS AND OTHERS TO PROPERLY PROCESS DATA CONTAINING DATES OCCURRING AFTER DECEMBER 31, 1999 (YEAR 2000 PROBLEM). The Year 2000 problem could also have an adverse effect on the companies whose securities are held by the Fund or the securities markets and their participants generally.


RISK/RETURN BAR CHART AND TABLE


The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a Bar Chart and Performance Table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing the Fund.

FUND FEES AND EXPENSES

The following table describes what you can expect to pay as a Fund investor. "Shareholder fees" are expenses charged to you directly by Hambrecht & Quist LLC (H&Q), the Fund's distributor. "Annual operating expenses" are paid out of Fund assets, so their effect is included in total return.






PERCENTAGE FEE TABLE
---------------------
        SHAREHOLDER FEES
                Maximum sales charge.......................       None
                Maximum deferred sales charge..............       None
                Redemption fees............................       None(1)

        ANNUAL OPERATING EXPENSES
        (as a % of average net assets)
                Management fees............................       0.65%
                Distribution fees..........................       0.25
                Other expenses(2)..........................       0.70
                                                                  ----

                  Total annual operating expenses(3)              1.60%

-----------------------

(1).The Fund's transfer agent charges a fee (currently $10.00) for each wire redemption. Mutual fund supermarkets may also charge a transaction fee for redemptions.
(2). Estimated amounts for the Fund's current fiscal year.
(3). Contractually guaranteed by the investment adviser until January 1, 2001.

EXPENSES ON A $10,000 INVESTMENT

DESIGNED TO HELP YOU COMPARE EXPENSES, THIS EXAMPLE USES THE SAME ASSUMPTIONS AS ALL MUTUAL FUND PROSPECTUSES: A $10,000 INVESTMENT, A 5% RETURN EACH YEAR, THE SAME OPERATING EXPENSES THROUGHOUT THE PERIOD AND SALE OF YOUR SHARES AT THE END OF THE PERIOD. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


                                   1 YEAR             3 YEARS
                                   ------             -------
                                    $163                $505

FUND MANAGEMENT

The investment adviser for the Fund is Hambrecht & Quist Fund Management, LLC
(HQFM), One Bush Street, San Francisco, CA 94104. HQFM oversees the asset management and administration of the Fund. As compensation for its services, HQFM receives a management fee from the Fund of 0.65% of its average daily net assets, a portion of which is used to pay the Fund's sub-adviser.

HQFM is wholly owned by Hambrecht & Quist California, the parent company for H&Q, a leading investment bank specializing in emerging growth companies. Hambrecht & Quist California is, in turn, a wholly-owned subsidiary of Hambrecht & Quist Group. Through its subsidiaries, Hambrecht & Quist Group provides a variety of financial services, including investment advisory services to registered closed-end mutual funds, wrap-fee programs, employee benefit plans, private investment funds and individuals. HQFM was recently formed to serve as investment adviser for the Fund and has no other advisory clients.

The Fund's sub-adviser is Symphony Asset Management, LLC (Symphony), 555 California Street, San Francisco, CA 94104. Founded in 1994, Symphony is owned 50% by BARRA, Inc., a leading provider of analytical models since 1975, and 50% by Symphony's managers through Maestro LLC. Symphony, and its affiliate, Symphony Asset Management, Inc., have more than $2.7 billion in assets under management.

Ross Sakamoto, who has been a Portfolio Manager for the sub-adviser since 1996, handles the Fund's day-to-day management. Prior to 1996, he was a Principal in the Investment Strategies Group of Barclays Global Investors and its predecessors.

INVESTING IN THE FUND

On the following pages you will find information on buying and selling shares. Information on taxes is included as well.

The Fund offers multiple classes of shares. This prospectus offers the Common Class shares. If you would prefer to invest in the Fund with the assistance of a financial intermediary, please contact the Fund's transfer agent, PFPC Inc., at 877-613-7975 to request a copy of the Fund's Adviser Classes prospectus. For TDD service, call 877-613-7973.

BUYING SHARES

Common Class shares may be purchased either directly from the Fund through the Fund's transfer agent or authorized mutual fund supermarkets.

Common Class shares are purchased and sold without the imposition of either an initial sales charge or a contingent deferred sales charge and carry an annual Rule 12b-1 fee of 0.25% of average daily net assets. Because this fee is paid out of Fund assets on an ongoing basis, over time this fee will increase the cost of your investment in the Fund and may cost more than paying other types of sales charges. You will need to take the following steps to buy shares of the
Fund:

STEP 1

DECIDE HOW MUCH YOU WANT TO INVEST.

Minimum Initial                    Minimum Additional       Minimum Balance
Investment                         Investment
-------------------------------   ---------------------    ---------------------
$5,000                            $100                     $2,500
($2,000 for retirement and        ($25 for retirement      ($1,000 for retirement
custodial accounts)               and custodial accounts)  and custodial accounts)


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you do not indicate a choice on the subscription application, we will assume you have selected the first option.

OPTION                            FEATURE
--------------------------------  ----------------------------------------------

Reinvestment                      All dividend and capital gain distributions
                                  are invested automatically in shares of the
                                  Fund
--------------------------------  ----------------------------------------------
Cash/Reinvestment                 Mix You receive payment for dividends, while
                                  any capital gain distributions are invested in
                                  shares of the Fund
--------------------------------  ----------------------------------------------
Cash                              You receive payment for all dividends and
                                  capital gains distributions
--------------------------------  ----------------------------------------------

STEP 3


PLACE YOUR ORDER. Use any of the following methods to buy shares of the Fund.


PURCHASES THROUGH MUTUAL FUND SUPERMARKETS
You may purchase Common Class shares through authorized mutual fund supermarkets. Your mutual fund representative will be responsible for forwarding your purchase request to PFPC Inc. Please talk with your representative about the methods it has available to purchase Common Class shares of the Fund.


PURCHASES THROUGH THE TRANSFER AGENT
You may purchase shares directly from the Fund through the Fund's Transfer Agent, PFPC Inc., by mail or wire as follows:


        BY MAIL
        Complete the subscription application enclosed with the prospectus and send it with a check payable to H&Q IPO & Emerging Company Fund for the purchase amount to:

                   PFPC Inc.
                   Attention: H&Q IPO & Emerging Company Fund
                   P.O. Box 8961
                   400 Bellevue Parkway
                   Wilmington, Delaware 19809


        You may add to your account by sending a check payable to the Fund for the purchase amount along with the your name and account number to the address above. Please note that PFPC Inc. does not accept third party checks as payment for Fund shares.


        BY WIRE
        Call PFPC Inc. at 877-613-7975 to obtain an account number, mail a completed subscription application to PFPC Inc. at the address above and then wire the purchase amount to:

                   PFPC Trust Co.
                   Attention: H&Q IPO & Emerging Company Fund with these instructions:
                   ABA#_____________
                   DDA#_____________
                   Name_________________________
                   Account No.___________________


        You may not sell shares until PFPC Inc. has received the completed and signed subscription application. You may add to your account by wiring the purchase amount to PFPC Trust Co. with the instructions above. Please call PFPC Inc. at the above number prior to wiring additional funds to your account.






You may visit the Fund's website at www.hamquist.com to download a subscription application.


Please note that orders to buy shares cannot be revoked after you mail your check or wire funds.

SELLING SHARES

Use one of the following methods to sell shares of the Fund.


MUTUAL FUND SUPERMARKETS
If you have purchased shares through a mutual fund supermarket, you may sell your shares by contacting your mutual fund supermarket representative. Your representative will be responsible for forwarding the request to PFPC Inc. Please talk with your mutual fund supermarket representative about the methods it has available to transfer your proceeds to you.


SALES THROUGH THE TRANSFER AGENT
If you have purchased shares directly from the Fund, you may sell your shares by mail or telephone as follows:


        BY MAIL
        Mail your request, including your name, account number and dollar amount of the shares being sold to:

                                PFPC Inc.
                                Attention: H&Q IPO & Emerging Company Fund
                                P.O. Box 8961
                                400 Bellevue Parkway
                                Wilmington, Delaware 19809

        Be sure to include the signature of all persons whose names are on the account and indicate how you would like to receive the proceeds from the sale of your shares (for example, by means of a check or a wire transfer to your bank account). A fee of $10.00 will be charged to your account for wire transfers.

        BY TELEPHONE
        Call PFPC Inc. at 877-613-7975. You may only sell shares by telephone if you have previously authorized PFPC Inc. to act on telephone instructions, by indicating this authority on your subscription application or by calling PFPC Inc. to request this service. Neither the Fund nor PFPC Inc. will be liable for following telephone instructions reasonably believed to be genuine.





When selling shares, please be aware of the following policies:

   -    The Fund may take up to seven days to pay sale proceeds

   - If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check clears; this may take up to 15 days from the date of purchase


   - Sale requests in excess of $25,000, or requests to send proceeds to a third party, may require a Medallion Program signature guarantee of an eligible institution (available from most banks and trust companies); please call PFPC Inc. at 877-613-7975 with any questions concerning signature guarantees.

SHAREHOLDER SERVICES


The Fund offers the following shareholder services. To take advantage of any of these services, please talk to your mutual fund supermarket representative or, if you are investing directly with the Fund, contact PFPC Inc. at 877-613-7975.


   - AUTOMATIC INVESTMENT PLAN - Allows you to buy additional shares ($100 minimum) of the Fund monthly, bi-monthly, quarterly or annually by a direct transfer of funds from your bank account to PFPC Inc. Minimum and frequencies may vary.


   - SYSTEMATIC WITHDRAWAL PLAN - Allows you to withdraw a set amount ($25 minimum) of your investment in the Fund on a monthly, quarterly or annual basis as long as your beginning balance is at least $5,000 and your account balance remains at or above $2,500. Minimums and frequencies may vary.


OTHER TRANSACTION POLICIES

The Fund is open for business each day that the New York Stock Exchange (NYSE) is open for regular trading. The Fund calculates its share price each business day, after the close of regular trading on the NYSE (generally 4 p.m. Eastern time). The Fund's share price is its net asset value per share, or NAV, which is the Fund's net assets divided by the number of shares outstanding.

In valuing its securities, the Fund uses market quotes if they are readily available. In cases where quotes are not readily available, the Fund may value securities based on fair values developed using methods approved by the Fund's Trustees.

The effective time of your purchase or sale, which determines the price you pay or receive for your shares, will be the time the Fund's transfer agent, PFPC Inc., or a financial intermediary authorized to accept orders on behalf of the transfer agent, receives your order. Orders received in proper form prior to the close of regular trading on the NYSE will be valued at the net asset value per share calculated that day. Orders received after the close of regular trading on the NYSE will be priced the next day the Fund calculates its net asset value. Investors effecting transactions through mutual fund supermarkets may be charged transaction or other fees in addition to those described in this prospectus.

THE FUND RESERVES CERTAIN RIGHTS, including the following:

   -    To withdraw or suspend any part of the offering made by this prospectus

   - To close the Fund to investors, other than current shareholders and certain retirement plans and investment advisory clients, when the Fund's assets exceed $300 million

   - To refuse any purchase order, including those that appear to be associated with short-term trading activities

   -    To change or waive the Fund's investment minimums

   - To suspend the right to sell shares back to the Fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

   - To pay you in portfolio securities, rather than in cash, if the value of the shares you sell exceeds $250,000 or 1% of the Fund's assets

   - To automatically sell your shares if your account is closed for any reason or if your balance falls below the minimum required as a result of selling your shares

   - To terminate any of the services described under "Shareholder Services" on 60 days' notice


DISTRIBUTIONS AND TAXES

Any investment in the Fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax adviser about the tax implications of your investment in the Fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

As a shareholder, you are entitled to your share of income and gains the Fund earns. Every year, the Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

Unless you are investing through a tax-deferred or Roth retirement account, your Fund distributions generally have tax consequences. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. It is expected that most of the Fund's capital gains will be short-term. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions are generally taxable in the year they are declared, whether you reinvest them or take them in cash.

If you are investing through a taxable account and purchase shares of the Fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when the Fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid "buying a dividend," as it is often called, by contacting PFPC Inc. at 877-613-7975 to determine if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity for investment gain during the period before the distribution outweighs the tax consequences of buying a dividend.


Generally, any sale of your shares is a taxable event. A sale may result in a capital gain or loss to you. A gain or loss generally will be treated as short-term if shares are held for 12 months or less, long-term if shares are held longer.

At the beginning of every year, the Fund provides shareholders with information detailing the tax status of any distributions the Fund paid during the previous calendar year.

TO LEARN MORE

This prospectus contains important information about the Fund and should be read and kept for reference. You also can obtain more information from the following sources:

   - SHAREHOLDER REPORTS, which will be mailed to Fund investors semi-annually, will discuss recent performance and portfolio holdings.

   - THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it part of the prospectus.

You can obtain copies of these documents by contacting your mutual fund supermarket representative, the Fund's transfer agent, PFPC Inc., or the SEC at the locations below. All materials from your representative or the transfer agent are free; the SEC charges a duplicating fee. You also can review these materials in person at the SEC's Public Reference Room.


PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809
877-613-7975
www.hamquist.com


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov



                                        SEC FILE NUMBER
                                          H&Q IPO & Emerging
                                               Company Fund  811-09383

                         H&Q IPO & EMERGING COMPANY FUND


                       Statement of Additional Information

                                 Adviser Classes
                                  Common Class
                             _____________ __, 1999


          This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the H&Q IPO & Emerging Company Fund (Fund) prospectuses for the Adviser Classes and the Common Class, each dated ____________, 1999 (as amended from time to time). The Fund is currently the only series of the Hambrecht & Quist Fund Trust.



          To obtain a copy of the Adviser Classes prospectus, please call your financial intermediary. To obtain a copy of the Common Class prospectus, please call your mutual fund supermarket representative or call the Fund's transfer agent, PFPC Inc., at 877-613-7975, 24 hours a day, or write to PFPC Inc., attention: H&Q IPO & Emerging Company Fund, at 400 Bellevue Parkway, Wilmington, Delaware 19809. For TDD service, call 877-613-7973, 24 hours a day. The prospectuses also are available on the Internet at WWW.HAMQUIST.COM.




                                TABLE OF CONTENTS

                                                                            PAGE

OTHER STRATEGIES, RISKS AND LIMITATIONS......................................
MANAGEMENT OF THE FUND.......................................................
INVESTMENT ADVISORY AND OTHER SERVICES.......................................
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................
DESCRIPTION OF THE TRUST.....................................................
PURCHASE, REDEMPTION AND PRICING OF SHARES...................................
TAXATION.....................................................................
CALCULATION AND USE OF PERFORMANCE DATA......................................
FINANCIAL STATEMENTS.........................................................

OTHER STRATEGIES, RISKS AND LIMITATIONS

     OTHER STRATEGIES AND RISKS


          The following discussion supplements and should be read in conjunction with the sections in the prospectus entitled "Main Strategy" and "Main Risks." In addition to the Fund's principal investment strategies discussed in the prospectus, the Fund may invest in other securities and engage in other investment techniques, at all times in accordance with the limitations set forth below under "Investment Limitations." Investment policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, are measured immediately after and as a result of the Fund's acquisition of the security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's policies and limitations. Unless otherwise indicated, policies and limitations may be changed by the Trustees without shareholder approval. The Fund's investment objective may be changed only by vote of a majority of its shareholders.


          EQUITY SECURITIES. The Fund's investment in equity securities, including IPOs and issuers which have capitalizations under $1 billion (small capitalization issuers), represent ownership interests in corporations, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market. In many instances, the risk factors described in the prospectus relating to IPO stocks are also applicable to stocks of small capitalization issuers.

          Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

          Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the conversion feature. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock.

          Warrants are a type of security usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it becomes worthless.

          ILLIQUID SECURITIES. The Fund may purchase and hold securities considered to be illiquid. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instruments. The liquidity of the Fund's investments is monitored under the supervision and direction of the Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities. The IPO and small capitalization stocks held by the Fund will tend to be less liquid than those issued by more established companies.

          RESTRICTED SECURITIES. The Fund may purchase and hold restricted securities. Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the Fund, under the direction and supervision of the Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

          FUTURES CONTRACTS. The Fund intends to purchase and sell futures contracts based on equity securities indices as a substitute for purchasing and selling the individual equity securities represented by the indices. Such transactions allow the Fund's cash balances to produce returns similar to those of the indices on which the futures contracts are based. All futures contracts to which the Fund is a party will be covered by segregating liquid assets equal to the Fund's obligations under the contracts.


          A futures contract on an equity index is an agreement between two parties that obligates one party to buy and the other party to sell the specific securities underlying the index at an agreed-upon price on a stipulated future date. Although futures contracts, by their terms, call for the actual delivery or acquisition of an asset, in the case of futures contracts relating to an index, the parties usually agree to deliver the final cash settlement price of the contract at the close of the transaction. In addition, the contractual obligation underlying a futures contract is often fulfilled (or "offset") before the expiration date of the futures contract without having to make or take delivery of the underlying asset. Offset of a futures contract is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying asset.

          When buying or selling futures contracts, the Fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market." Any margin amount remaining after all contractual obligations are satisfied will be returned to the Fund upon termination of the futures contracts. The Fund's aggregate initial and variation margin payments may not exceed 5% of its net assets.


          The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions that may prevent the Fund from successfully using futures contracts. First, all participants in the futures markets are subject to initial and variation margin requirements. Rather than meeting variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, margin requirements in the futures markets are less onerous than margin requirements in the cash market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct prediction of market conditions by the Fund may not result in a successful transaction.



          The Fund's ability to engage in transactions involving futures contracts will depend on the degree to which liquid secondary markets in such instruments exist. Reasons for the absence of a liquid market include the following: (i) there may be insufficient trading interest in a particular instrument; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of futures contracts; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; or (v) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of a particular instrument (or a particular class or series of such instrument). There can be no assurance that a liquid secondary market will exist for any particular investment at any specific time. Thus it may not be possible for the Fund to close certain of its positions.



          Adverse market movements could cause the Fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the Fund had instead transacted in the underlying securities directly. In such situations, if the Fund had insufficient cash and were unable to effect a closing transaction, it might have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. The Fund may also have to sell securities at a time when it may be disadvantageous to do so. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. To reduce the risk of such a loss, the sub-adviser will only deposit margin amounts with brokers approved by the Trustees. The Fund incurs transaction costs, including brokerage fees, when engaging in futures trading.

          Under regulations of the Commodity Futures Trading Commission, investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion.

          SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in participations in equity indices (index participations), including Standard & Poor's Depositary Receipts (SPDRs). Index participations are shares of publicly traded unit investment trusts which own the stocks included in the relevant index. Index participations, including SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that make trading index participations inadvisable.

          The Fund may also invest its cash reserves in securities issued by other investment companies, including money market mutual funds managed by the Fund's custodian. Because other investment companies employ investment advisers and other service providers, investments by the Fund in other investment companies may cause shareholders to pay duplicative fees.

          U.S. GOVERNMENT SECURITIES, HIGH QUALITY COMMERCIAL PAPER AND REPURCHASE AGREEMENTS. The Fund may also invest its cash reserves in interest bearing instruments, including U.S. government securities, high quality commercial paper and repurchase agreements.

          U.S. government securities are debt securities issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There is no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so. Like other fixed income securities, U.S. government securities are sensitive to interest rate changes, which will cause their prices to fluctuate.

          Commercial paper is a short-term debt instrument issued by corporations, financial institutions, governmental entities and other entities, and may include funding agreements and other short-term debt obligations. The principal risk associated with commercial paper is the potential insolvency of the issuer. The Fund will only invest in commercial paper rated Prime 1 by Moody's Investors Service, Inc. (Moody's) or A-1 by Standard and Poor's Rating Service (S&P), or if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

          Repurchase agreements are instruments under which the Fund acquires ownership of certain securities (usually U.S. government securities) from a bank or broker-dealer who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. The period of repurchase agreements is usually short--from overnight to one week--although the securities underlying repurchase agreements may have longer maturity dates. In the event of a bankruptcy or other default of a repurchase agreement's seller, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. To reduce the risk of such a loss the Fund only enters into repurchase agreement with banks or broker-dealers approved by the Trustees.

          BORROWING. The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds.

          LENDING. The Fund may engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves the risk that the borrower may fail to return the securities or provide additional collateral. The Fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned;
(3) the Fund will receive any interest or dividends paid on the loaned securities, and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

          YEAR 2000. The year 2000 presents uncertainties and possible risks to the smooth operations of the Fund and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the Fund's and its service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the Fund could be material. The Fund is taking steps to minimize the risks of year 2000, including seeking assurances from the Fund's service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. It is also possible that the Fund's portfolio securities and performance may be materially affected by year 2000 related problems experienced by issuers of securities and the securities markets generally.

     INVESTMENT LIMITATIONS

          THE FOLLOWING FUNDAMENTAL INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S SHAREHOLDERS.

THE FUND MAY NOT:

1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

2) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities. The definition of "securities" does not include cash and cash items (including receivables), government securities and the securities of other investment companies, including private investment companies and qualified purchaser funds.

3) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry.

4) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the Fund may
     (1) purchase securities of companies that deal in commodities, real estate or interests therein and (2) purchase or sell futures contracts, options on future contracts, equity index participations and index participation contracts.

5) Lend money to any person, except that the Fund may (1) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (2) lend its portfolio securities.

6) Borrow money or issue senior securities, except that the Fund may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that the Fund will not purchase securities while borrowings represent more than 5% of its total assets.

7) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, the Fund may do so with respect to no more than one-third of the value of its total assets.

8) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

          THE FOLLOWING NON-FUNDAMENTAL INVESTMENT LIMITATIONS MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

THE FUND MAY NOT:

1)   Purchase puts, calls, straddles, spreads or any combination thereof.

2)   Make short sales.

3) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

4) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

5) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

6) Invest for the purpose of exercising control or management of another issuer.

7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the Securities and Exchange Commission (SEC).


          With respect to the Fund's policy not to invest more than 25% of the value of its total assets in any one industry, the Fund deems the following to be separate industries:



           Iron and Steel                            Health and Medical Services
           Precious Metals                           Drugs and Biosciences
           Miscellaneous Metals                      Medical Equipment/Supplies
           Oil and Gas                               Publishing
           Oil Refining                              Media
           Energy Service                            Leisure Industry
           Paper and Forest Products                 Hotels/Casinos
           Agriculture/Foods                         Transportation/Freight
           Construction                              Transportation
           Chemicals                                 Transportation Services
           Producer Goods                            Restaurants
           Pollution/Recycling                       Retail Food/Beverages
           Electronics (excluding Semiconductors)    Other Retail
           Semiconductors and Related                Telephone and Related
           Aerospace/Defense                         Electric Utilities
           Computer Hardware                         Gas Utilities
           Computer Software                         Banks
           Internet Related                          Thrift Institutions
           Cosmetics/Personal Products               Financial Services
           Apparel and Textile                       Life and Other Insurance
           Consumer Goods                            Real Property
           Motor Vehicles and Parts                  Other Services
                                                     Miscellaneous

MANAGEMENT OF THE FUND

          The officers and Trustees of the Fund, their principal occupations during the past five years and their affiliations, if any, with Hambrecht & Quist Fund Management, LLC (HQFM) or Hambrecht & Quist LLC (H&Q) are as follows:

--------------------------------------------------------------------------------------------------------
Name and Age                       Position With            Principal Occupations During Past Five Years
                                      the Trust
--------------------------------------------------------------------------------------------------------
Daniel H. Case III*, 42           Chairman, Trustee         Chairman and Chief Executive Officer of
                                                            Hambrecht & Quist Group and H&Q since prior
                                                            to 1994. Director of Rational Software
                                                            Corporation (software development tools),
                                                            Electronic Arts Inc.(entertainment
                                                            software), AMB Property Corporation, the
                                                            National Science and Technology Medal
                                                            Foundation and the Bay Area Council.
--------------------------------------------------------------------------------------------------------
William R. Timken*, 63            Trustee                   Director and Vice Chairman of Hambrecht &
                                                            Quist Group and H&Q since prior to 1994.
--------------------------------------------------------------------------------------------------------
Mark S. Brandin, 49               Trustee                   Managing Director of Brandin & Associates
                                                            (counsulting) from 1996 to the present;
                                                            Executive Vice President Marketing and
                                                            Advertising of Quick and Reilly, Inc.
                                                            (broker-dealer) from prior to 1994 to 1996.
--------------------------------------------------------------------------------------------------------
John A. Campbell, 60              Trustee                   Audit Partner of PricewaterhouseCoopers LLP
                                                            and its predecessor from prior to 1994 to
                                                            June 1999.** Board Member and Treasurer of
                                                            San Francisco Food Bank.
--------------------------------------------------------------------------------------------------------
, __                              Trustee
--------------------------------------------------------------------------------------------------------
David R. Krimm, 45                President                 Director of Marketing of H&Q from 1998 to
                                                            the present; President of HQFM from July
                                                            1999 to the present; Vice President of
                                                            ICVerify from 1996 to 1997; and various
                                                            positions at Intuit from 1994 to 1996,
                                                            including Director of Marketing, Automated
                                                            Financial Services, Director of Investment
                                                            Services and President of Quicken
                                                            Investments.
--------------------------------------------------------------------------------------------------------
Robert N. Savoie, 42              Chief Financial Officer   Tax Director of H&Q from 1997 to the
                                                            present; Chief Financial Officer of HQFM
                                                            from July 1999 to the present; Principal of
                                                            Arthur Andersen LLP, prior to 1997.
--------------------------------------------------------------------------------------------------------
Steven N. Machtinger, 49          Secretary                 General Counsel and Secretary of Hambrecht &
                                                            Quist Group and H&Q and a Managing Director
                                                            of H&Q since prior to 1994; General Counsel
                                                            and Secretary of HQFM from July 1999 to the
                                                            present.
--------------------------------------------------------------------------------------------------------


* An "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended.
** PricewaterhouseCoopers LLP is the Fund's independent accountant. Mr. Campbell's responsibilities included auditing investment partnerships of which the sub-adviser or an affiliate of the sub-adviser was the general partner.

Unless otherwise indicated, the address of each of the above listed individuals is One Bush Street, San Francisco, California 94104.


          The business of the Trust is managed under the direction of the Trustees. The following table provides information as to the expected annual compensation of the Trustees:



----------------------------------------------------------------------------------------------------------------------
                                                      Pension or
                                Aggregate         Retirement Benefits      Estimated Annual
                            Compensation from     Accrued as Part of        Benefits Upon        Total Compensation
    Name of Trustee              Trust(1)            Fund Expenses            Retirement         from Fund Complex(2)
----------------------------------------------------------------------------------------------------------------------
   Daniel H. Case III              $0                     $0                      $0                     $0
----------------------------------------------------------------------------------------------------------------------
   William R. Timken               $0                     $0                      $0                     $0
----------------------------------------------------------------------------------------------------------------------
   Mark S. Brandin               $6,000                   $0                      $0                    $6000
----------------------------------------------------------------------------------------------------------------------
   John A. Campbell              $6,000                   $0                      $0                    $6000
----------------------------------------------------------------------------------------------------------------------
                                 $6,000                   $0                      $0                    $6000
----------------------------------------------------------------------------------------------------------------------


(1) Trustees who are not "interested persons" of the Trust receive a quarterly fee of $1,000, plus $500 for each Fund meeting attended. Trustees are also reimbursed for expenses incurred on behalf of the Trust.

(2) A fund complex consists of investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies. Affiliated persons of HQFM and Symphony Asset Management, LLC act as investment advisers to investment companies other than the Trust. However, none of the Trustees receives any compensation from these other investment companies.


     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


          As part of the Fund's organization, Hambrecht & Quist California, a California corporation, will purchase 10,000 Class A shares, or 100% of the Fund's outstanding shares. Hambrecht & Quist California is a wholly-owned subsidiary of Hambrecht & Quist Group, a Delaware corporation. As long as their ownership of the Fund exceeds 25% of the shares of the Fund, Hambrecht & Quist California and Hambrecht & Quist Group may be considered to control the Fund.


          As of the date of this SAI the officers and Trustees, as a group, owned of record or beneficially none of the outstanding voting securities of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

     INVESTMENT ADVISER


          The investment adviser for the Fund is HQFM, which is a direct or indirect subsidiary of Hambrecht & Quist California and Hambrecht & Quist Group and an affiliate of H&Q, the Fund's distributor. HQFM oversees the asset management and administration of the Fund. Services performed for the Fund include maintaining office facilities; furnishing statistical and research data, clerical services and stationery and office supplies; and generally assisting in the operations of the Fund.



          As compensation for these services, HQFM receives an advisory fee, accrued daily and payable monthly in arrears, from the Fund of 0.65% of each class's average daily net assets, a portion of which is used to pay the Fund's sub-adviser. From time to time, HQFM may agree to waive or reduce some or all of the compensation to which it is entitled. HQFM has guaranteed that, through at least December 31, 2000, the total annual operating expenses of the Class A shares will not exceed 1.60%, the total annual operating expenses of the Class B shares will not exceed 2.30%, and the total annual operating expenses of the Common Class shares will not exceed 1.60%, of such class's average daily net assets.


          The Fund pays all expenses not assumed by HQFM, including, but not limited to, Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the SEC and various state securities commissions, taxes, insurance premiums, fees of the Fund's administrator, transfer agent, fund accounting agent or other service providers, and the cost of obtaining quotations for portfolio securities and the pricing of Fund shares.

     SUB-ADVISER


          The investment adviser has entered into an investment sub-advisory agreement with Symphony Asset Management, LLC (sub-adviser or Symphony) pursuant to which Symphony acts as the Fund's sub-adviser. The sub-adviser furnishes an investment program for the Fund, determines what securities and other investments to purchase, retain or sell and places orders for the purchase and sale of these investments. The sub-adviser makes all investment decisions for the Fund. Services performed by Symphony also include furnishing statistical and research data, helping to prepare filings and reports for the Fund and generally assisting HQFM and the Fund's other service providers in all aspects of the administration of the Fund.



          Symphony utilizes quantitative techniques, proprietary software models and real-time databases in the performance of its services to the Fund. Symphony bases its quantitative techniques on data provided by Quote.com, a leading provider of IPO information, under an agreement granting Symphony exclusive advance access to certain of Quote.com's IPO databases. In addition to quantitative techniques, the sub-adviser will apply qualitative considerations when making investment decisions. Among other considerations, the sub-adviser may employ fundamental analysis, review issuers' prospectuses and attend "roadshows" when determining whether to invest in a particular IPO.

          For the sub-adviser's services, HQFM pays Symphony an annual investment sub-advisory fee, payable monthly, of 0.35% of the Fund's average daily net assets not in excess of $100 million and 0.375% of such assets over $100 million. In the event that HQFM waives its management fee to satisfy the expense guarantees described above under "Investment Adviser", the sub-adviser has agreed to waive a pro rata portion of its fee from HQFM, subject to receiving a minimum sub-advisory fee of 0.20% of the Fund's average daily net assets.

     DISTRIBUTOR


          Pursuant to a distribution agreement, H&Q (distributor), whose address is One Bush Street, San Francisco, California 94104, is the distributor for shares of the Fund and is the Fund's agent for the purpose of the continuous offering of the Fund's shares. The distributor is a wholly-owned subsidiary of Hambrecht & Quist California and Hambrecht & Quist B/D Subsidiary Corp. and an affiliate of the investment adviser. The Fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. The distributor pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. For its services under the agreement, the distributor receives the sales charges collected from sales of Class A shares and redemptions of Class A and Class B shares and the 12b-1 fees collected on each class of shares of the Fund.


     DISTRIBUTION PLAN

          The Fund has adopted a distribution plan (Distribution Plan) to permit the Fund to pay distribution fees and defray expenses associated with the distribution of its shares in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan was adopted because of its anticipated benefits to the Fund. These benefits include increased sales of the Fund's shares, enhancement of the Fund's ability to retain assets, potential economies of scale, increased stability in the Fund's portfolio positions and greater flexibility in achieving investment objectives.

          Pursuant to the Distribution Plan, the Fund pays the distributor at an annual rate of .30% of the value of the average daily net assets of Class A shares, 1.00% of the value of the average daily net assets of Class B shares and 0.25% of the value of the average daily net assets of Common Class shares. Distribution fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued.


          The fees payable under the Distribution Plan are used to compensate the distributor for any expenses intended primarily to result in the sale of the Fund's shares, including, but not limited to, payments the Distributor makes to financial intermediaries, including broker-dealers and other third parties, payments made for the preparation, printing and distributing of advertising and sales literature, and payments made for printing and distributing prospectuses and shareholder reports to other than existing shareholders of the Fund.
The Distribution Plan further provides that a portion of these fees, not to exceed .25% of the aggregate daily net assets attributable to each of the Class A, Class B and Common Class shares may constitute a service fee used to compensate the Distributor for expenses the Distributor incurs for personal services and/or the maintenance of shareholder accounts. The full amount of distribution fees are payable to the Distributor whether the actual expenses of the Distributor are in excess or less than such fees.





          The investment adviser and/or distributor may from time to time and from its own funds or such other resources as are permitted make payments for distribution and shareholder services. The distributor provides the Trustees with a quarterly report of the amounts expended under the Distribution Plan and the purposes for which such expenditures were incurred.

          The Distribution Plan may not be amended to increase materially the costs which holders of Class A, Class B or Common Class shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares. Other material amendments of the Distribution Plan must be approved by the Trustees, and by a majority of the Trustees who are not "interested persons" of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated with respect to any class of shares at any time by vote of a majority of the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements or by vote of the holders of a majority of such class of shares.

     ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING
     AGENT


          PFPC Inc. (PFPC), whose principal offices are located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the administrator, fund accountant, dividend disbursing and transfer agent for the Fund. The services provided by PFPC Inc. include day to day maintenance of certain books and records, calculation of the offering price of the shares, preparation of reports and liaison with the Fund's custodian. From time to time, the Fund may employ other entities, including the sponsors of mutual fund supermarkets, as sub-transfer agents.


     CUSTODIAN


          PFPC Trust Company, whose principal offices are located at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as custodian for the Fund. The custodian is responsible for the daily safekeeping of securities and cash held by the Fund.


     INDEPENDENT ACCOUNTANT

          The Fund's independent accountant, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of the Fund and reviews certain regulatory reports and the Fund's federal income tax returns. It also performs other professional accounting, auditing, tax and advisory services when the Fund engages it to do so. Its address is 333 Market Street, San Francisco, CA 94105.

BROKERAGE ALLOCATION AND OTHER PRACTICES

          PORTFOLIO TURNOVER

          For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded. A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the year.

          The turnover rate of the Fund will fluctuate annually and is expected to exceed 200% in any given year. Funds with high turnover (100% or more) tend to generate higher taxable income and gains and transaction costs, including brokerage commissions.

     PORTFOLIO TRANSACTIONS

          In effecting securities transactions for the Fund, the sub-adviser seeks to obtain best price and execution. Subject to the supervision of the Fund's Trustees, the sub-adviser will generally select brokers and dealers for the Fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

          In assessing these criteria, the sub-adviser will, among other things, monitor the performance of brokers effecting transactions for the Fund to determine the effect, if any, that the Fund's transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Fund's investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Fund will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

          When the execution capability and price offered by two or more broker-dealers are comparable, the sub-adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Commissions charged by such broker-dealers may be higher than commissions charged by broker-dealers not providing such resources. Such resources may be used by the sub-adviser when providing advisory services to other investment advisory clients, including other mutual funds.

          In an attempt to obtain best execution for the Fund, the sub-adviser may place orders directly with market makers or with third market brokers or brokers on an agency basis. Placing orders with third market brokers may enable the Fund to trade directly with other institutional holders on a net basis. At times, this may allow the Fund to trade larger blocks than would be possible trading through a single market maker.

          The Fund expects to purchase IPOs from underwriting syndicates of which H&Q, the Fund's distributor and an affiliate of the Fund's investment adviser, acts as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Fund's Trustees, including a majority of the Trustees who are not "interested persons" of the Fund. Among the conditions are that the IPO issuer will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Fund and any other investment company having the same investment adviser or sub-adviser and that no shares will be purchased from the distributor or any of its affiliates.

DESCRIPTION OF THE TRUST

          The Fund is currently the only series of Hambrecht & Quist Fund Trust, a diversified open-end investment management company organized as a Delaware business trust on June 7, 1999.


          The Fund will not hold regular shareholder meetings, but may hold special meetings. Shareholders are entitled to vote only in limited circumstances, as set forth in the Trust's Agreement and Declaration of the Trust (Declaration of Trust). Generally, shareholders are entitled to vote (i) for the election of Trustees (as provided in the 1940 Act); (ii) for the removal of Trustees ; (iii) on the Fund's entry into investment advisory or management contracts, except when such vote is not required under the 1940 Act; (iv) on the termination of the Trust in certain circumstances; (v) on amendments to the Declaration of Trust affecting certain shareholder voting rights; (vi) when such vote is otherwise required under applicable law or the Fund's then-current Registration Statement, Declaration of Trust or By-laws or (vii) when such vote is submitted to the shareholders in the Trustees discretion. The Declaration of Trust specifically authorizes the Trustees to terminate the Trust (or any series) by notice to the shareholders without shareholder approval.
Shareholders are entitled to one vote for each dollar of net asset value, and a proportional fractional vote for each fractional dollar of net asset value, represented by the shares owned. Shareholders may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.




          Shares representing one-third of the total net asset value of shares of each affected series or class, or shares representing one-third of the total net asset value of shares of the Trust, entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting with respect to such series or class, or with respect to the entire Trust, respectively. Any lesser number shall be sufficient for adjournments. Except when a larger vote is required by applicable law, the Declaration of Trust or the By-laws, shareholders representing a majority of the total net asset value of shares voting at a shareholders' meeting shall decide any matters to be voted upon with respect to the entire Trust and shareholders representing a plurality of the total net asset value of such shares shall elect a Trustee; provided, that if the Declaration of Trust or applicable law permits or requires that shares be voted on any matter by individual series or classes, then shareholders representing a majority of the total net asset value of shares of that series or class voting at a shareholders' meeting on the matter shall decide that matter insofar as that series or class is concerned. Shareholders may act as to the Trust or any series or class by the written consent of shareholders representing a majority (or such other amount as may be required by applicable law) of the total net asset value of shares of the Trust or of such series or class, as the case may be.



          Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (Delaware Act) provides that shareholders of a Delaware business trust are entitled to the same limitations on liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability. To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property (from the applicable series of the Trust) of a shareholder held personally liable solely by reason of the shareholder's having been a shareholder and (iii) provides that the Trust will, upon request, assume the defense of any claim made against such shareholder for any act or obligation of the applicable series of the Trust and satisfy any judgement thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.



          The Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series will be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the Trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the Declaration of Trust.


          Shares of the Trust may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the Fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

CLASS A SHARES


          Class A shares will normally be more beneficial than Class B shares to investors who qualify for reduced front-end sales charges on Class A shares, as set forth in the prospectus. As a result, any order for $250,000 or more for Class B shares may be rejected by your financial intermediary.



          Class A shares are subject to a front-end sales charge, as described in the adviser classes prospectus. The amount of this sales charge re-allowed to selected dealers is as follows:



                                     Commission to
                                        selected
                                    dealers as % of
Your investment                      offering price
--------------------                ---------------
Less than $50,000                         5.00%
$50,000 to $99,999                        4.00%
$100,000 to $249,999                      3.00%
$250,000 to $499,999                      2.25%
$500,000 to $999,999                      1.75%
$1,000,000 or more                        1.00%




          With respect to purchases of $1,000,000 or more made through authorized financial intermediaries, the distributor may pay from its own resources a fee of up to 1% of the amount invested to compensate such financial intermediaries for their distribution assistance. Proceeds from the CDSC on Class A shares are used by the distributor to defray these expenses.


          No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income and gains distributions, (ii) upon the automatic conversion of Class B shares to Class A shares or (iii) to an investor repurchasing shares which the investor sold within the preceding 60 days.


     COMBINED PURCHASE PRIVILEGE AND CUMULATIVE QUANTITY DISCOUNT

          Certain investors may qualify for a reduced sales charge according to the Class A sales charge schedule set forth in the prospectus, by combining purchases of shares of the Fund into a single "purchase" if the resulting "purchase" equals at least $50,000. For purposes of this Combined Purchase Privilege, the term "purchase" refers to: (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years; (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single fiduciary account even though more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company" as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no other purpose than the purchase of shares of the Fund or shares of other registered investment companies. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

          An investor's purchase of additional Class A shares of the Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of : (i) the investor's current purchase; (ii) the net asset value (at the close of business on the previous day) of all Class A shares of the Fund held by the investor; and (iii) the net asset value of all shares described in (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor in a single "purchase" as described above.

          To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on purchases made through a financial intermediary, the investor or financial intermediary must provide the transfer agent with sufficient information to verify that each purchase qualifies for the privilege or discount.

     STATEMENT OF INTENTION

          Class A investors may also obtain a reduced sales charge, as set forth in the prospectus, by means of a written Statement of Intention, which expresses the investor's intention to invest at least $50,000 within a period of 13 months in Class A shares of the Fund. Each purchase under a Statement of Intention will be made at the public offering price at the time of such purchase applicable to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of Fund shares made not more than 90 days prior to the date the investor signs the Statement of Intention; however, the 13 month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase included.

          The Statement of Intention is not a binding obligation on the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention will be 5% of such amount. Shares purchased with the first 5% will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated in the Statement of Intention is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount has been purchased, the escrow will be released. To the extent the investor purchases more than the dollar amount indicated in the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13 month period. The difference in the sales charge will be used to purchase additional Fund shares subject to the rate of the sales charge applicable to the actual amount of the aggregate purchase.


     PRIVILEGE FOR CERTAIN RETIREMENT PLANS


          Multiple participant payroll deduction retirement plans, such as 401(k) plans, may also purchase shares of the Fund at a reduced sales charge on a monthly basis during the 13-month period following the plan's initial purchase. The sales charge applicable to the initial purchase of shares of the Fund will be that normally applicable under the sales charge schedule set forth in the prospectus to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under the schedule, to an investment equal to the sum of
(i) the total purchases previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted based on later purchases.


     EXEMPTION FOR CERTAIN OTHER INVESTORS



          The Fund may sell its Class A shares at net asset value (without an initial sales charge) and without a CDSC to certain other investors, including:


          (i) HQFM, H&Q, Symphony and their affiliates, and their current officers, partners, directors and employees, any current or former Trustee or officer of the Trust, any spouse or sibling, direct ancestor or direct descendent (collectively "relatives") of any such individual, or any trust, individual retirement account or retirement plan account for the benefit of any such individual or relative;

          (ii) qualified retirement plans of HQFM, H&Q, Symphony and their affiliates;

          (iii) any registered representative of any financial intermediary authorized to sell Class A or Class B shares of the Fund or their respective spouses, children and parents;

          (iv) banks, trust companies and other types of depository institutions investing for their own accounts or for their customers' accounts;

          (v) any state, county or city, or any instrumentality, department, authority or agent thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of the Fund;

          (vi) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (A) buy shares worth $500,000 or more, or
(B) have at the time of purchase, 100 or more eligible participants, or (C) certify that they project to have annual plan purchases of $200,000 or more;

          (vii) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or other financial intermediaries that have entered into an agreement with H&Q, specifying aggregate minimums and certain operating policies and standards; and

          (viii) registered investment advisers investing for accounts for which they receive asset-based fees.


          A purchaser's financial intermediary must certify to the transfer agent that the purchaser is eligibile for an exemption from the Class A front-end sales charge and also notify the transfer agent if a previously eligible purchaser is no longer eligible for such an exemption. Exemptions will be granted subject to verification of a purchaser's entitlement. Financial intermediaries may charge a fee for effecting transactions involving Class A shares of the Fund sold at net asset value .


          The CDSC imposed on certain purchases of Class A shares may be waived in the same manner as the CDSC on Class B shares may be waived, as described below under "Class B Shares."

CLASS B SHARES

          The combination of the CDSC and the distribution fee enables the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The higher distribution fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A and Common Class shares.

          Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor's expenses relating to the provision of distribution-related services to the Fund in connection with the sale of Class B shares, including compensation payments to selected dealers. The Distibutor pays selected dealers a commission equal to 4.00% of the amount of Class B shares sold by such selected dealers.


          The CDSC may be waived on Class B shares if the redemption relates to:
(a) retirement distributions or loans to participants or beneficiaries from pension or profit sharing plans, pension funds and other company-sponsored benefit plans (each a Plan); (b) the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (Code)) of a participant in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in
Section 72(m)(7) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) excess contributions distributed from a Plan; (i) the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event; and (h) redemption proceeds which are being reinvested in accounts or non-registered products over which an advisory affiliate of Hambrecht & Quist Group has investment discretion.

          Class B shares convert to Class A shares five years after the end of the calendar month in which the shareholder's purchase order was accepted. Such conversion will occur on the basis of the net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion is to reduce the distribution fee paid by Class B shareholders that have been outstanding long enough for the distributor to have been compensated for the distribution expenses incurred in the sale of the shares.


          For purposes of conversion to Class A shares, Class B shares acquired through reinvestment of dividends and distributions will convert to Class A shares based on the date of the initial purchase of the underlying shares on a pro rata basis.


          The conversion of Class B shares to Class A shares is subject to the availability at the time of conversion of an opinion of counsel or other assurance to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal law. In the event such assurance is not available, no further conversion of Class B shares would occur and shares would continue to be subject to a higher distribution fee for an indefinite period.

     PURCHASING AND REDEEMING SHARES OF THE FUND

          As long as the Fund or PFPC Inc. follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses you may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording telephone orders.


          PFPC Inc. does not accept third party checks as payment for Fund shares. The Fund requires signature guarantees for redemptions in excess of $250,000. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchange Medallion Program and the New York Stock Exchange, Inc.

Medallion Signature Program. Signature guarantees that are not part of these programs will not be accepted.

          Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by the Fund's transfer agent, PFPC Inc. Twice a year, financial reports will be mailed to shareholders describing the Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Fund and request that your mailings not be consolidated.

          The Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Trustees may deem advisable. Payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist that would make such payment a detriment to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

     PRICING OF SHARES

          Securities traded on stock exchanges are valued at the last quoted sales price that day on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices.

          Open futures contracts will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available on the valuation date, the last available closing settlement price will be used.

          U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair values as of the 61st day prior to maturity if their original maturity exceeded 60 days (unless in either case the Trustees determine that this method does not represent fair value).

          Fixed income securities not maturing within 60 days may be valued on the basis of the price provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

          Securities and assets for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines adopted by the Trustees.

          The assets attributable to Class A, Class B and Common Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

TAXATION

     FEDERAL TAX INFORMATION FOR THE FUNDS

          It is the Fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the Fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

          The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          The Fund's transactions in futures contracts may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund and its shareholders.

     FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

          The discussion of federal income taxation presented below supplements the discussion in the Fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the Fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in the Fund.

          Any dividends declared by the Fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to Fund shares held for six months or less, any loss on the sale or exchange of those shares will, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the Fund, dividend distributions the Fund designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Fund were a regular corporation. Distributions by the Fund also may be subject to state, local and foreign taxes, and the Fund's treatment under applicable tax laws may differ from the federal income tax treatment.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

          Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

CALCULATION AND USE OF PERFORMANCE DATA

          Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, the result of which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, the Fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

          An after-tax total return for the Fund may be calculated by taking its total return and subtracting applicable federal taxes from the portions of the Fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

          The Fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

          The Fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the most recent fiscal year end.

          The performance of the Fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The Fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the Fund's performance to be higher or lower than that of an index. The Fund's annual report may contain additional performance information.


FINANCIAL STATEMENTS



          [TO COME]

                          HAMBRECHT & QUIST FUND TRUST

                           Part C - Other Information

Item 23.  Exhibits:
          ---------
          (a) (1) Agreement and Declaration
                  of Trust dated June 7, 1999(1)
              (2) Certificate of Trust dated June 7, 1999(1)

          (b) By-laws(1)

          (c) Instruments defining Rights
              of Security Holders........................................... Not applicable.

          (d) Investment Advisory Contracts
              (1) Form of Investment Advisory Agreement..................... Filed herewith.
              (2) Form of Investment Sub-Advisory Agreement................. Filed herewith

          (e) Form of Distribution Agreement................................ Filed herewith.

          (f) Bonus or Profit Sharing Contracts............................. None.

          (g) Form of Custodian Services Agreement.......................... Filed herewith.

          (h) Other Material Contracts
              (1) Form of Transfer Agency Services Agreement................ Filed herewith.
              (2) Form of Administration and
                  Accounting Services Agreement............................. Filed herewith.

          (i) Legal Opinion................................................. To be filed by amendment.

          (j) Other Opinions
              Consent of Independent
              Accountants................................................... To be filed by amendment.

          (k) Omitted Financial Statements.................................. None.

          (l) Initial Capital Agreements.................................... To be filed by amendment.

----------------------
        (1)Incorporated by reference to the Trust's Registration Statement filed on Form N-1A with the Securities and Exchange Commission on June 11, 1999.

          (m) Form of Rule 12b-1 Plan....................................... Filed herewith.

          (n) Form of Rule 18f-3 Plan....................................... Filed herewith.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND


          Initially, Hambrecht & Quist California, a California corporation which is a wholly-owned subsidiary of Hambrecht & Quist Group, a Delaware corporation, will own 100% of the shares of the Fund. As long as such ownership exceeds 25%, the Fund may be considered to be under common control with the following direct and indirect subsidiaries of Hambrecht & Quist Group:

          Hambrecht & Quist LLC (Delaware limited liability company)

          Hambrecht & Quist B/D Subsidiary Corp. (California corporation)

          Hambrecht & Quist Fund Management, LLC
                  (California limited liability company)
          Hambrecht & Quist Capital Management, Inc. (California corporation) Hambrecht & Quist Management Corporation (California corporation) Hambrecht & Quist Venture Partners (California limited partnership) Hambrecht & Quist Guaranty Finance, LLC
                  (California limited liability company)

          H&Q Venture Management, LLC
                  (Delaware limited liability company)



Item 25.  INDEMNIFICATION

          The Agreement and Declaration of Trust (Article IV, Section 3) of the Trust provides that, in the event a Trustee, officer, employee or agent of the Trust is sued for his or her activities concerning the Trust, the Trust will indemnify that person to the fullest extent permitted by law except if that person has been found by a court or body before which the proceeding was brought to have acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

          The Trust intends to purchase errors and omissions insurance with Trustees' and officers' liability coverage.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Hambrecht & Quist Fund Management, LLC (adviser), was recently formed to act as the Fund's investment adviser and has no other businesses of a substantial nature. Information as to the adviser's officers and managing member is included in its

          Form ADV filed on July 19, 1999 with the Securities and Exchange Commission (Registration Number 801-5672) and is incorporated herein by reference.


          Symphony Asset Management, LLC (sub-adviser) acts as a sub-adviser to the Fund pursuant to a sub-advisory contract with the adviser. The sub-adviser acts as an investment adviser to other accounts, including registered investment companies. Information as to the sub-adviser's officers and managing member is included in its Form ADV filed on August 10, 1999 with the Securities and Exchange Commission (Registration Number 801-52638) and is incorporated herein by reference


Item 27.  PRINCIPAL UNDERWRITERS

          Hambrecht & Quist LLC (distributor) serves as principal underwriter of the shares of the Fund. The following table sets forth information concerning each officer of the distributor.


          -----------------------------  ---------------------------------------  ------------------------------
          Name and Principal Business             Positions and Offices               Position and Offices
                    Address*                        with Underwriter                     with Registrant
          -----------------------------  ---------------------------------------  ------------------------------

          Daniel H. Case III              Chairman and Chief Executive Officer      Chairman, Trustee

          -----------------------------  ---------------------------------------  ------------------------------
          Patrick J. Allen                Managing Director and Chief Financial
                                          Officer
           ----------------------------  ---------------------------------------- ------------------------------
          Todd D. Bakar                   Managing Director and Director of
                                          Research
          -----------------------------  ---------------------------------------  ------------------------------
          David G. Golden                 Managing Director and Co-Director of
                                          Investment Banking
          -----------------------------  ---------------------------------------  ------------------------------
          John P. Hullar                  Managing Director and Director or
                                          Worldwide Sales
          -----------------------------  ---------------------------------------  ------------------------------
          Steven N. Machtinger            Managing Director, General Counsel and    Secretary
                                          Secretary
          -----------------------------  ---------------------------------------  ------------------------------
          David M. McAuliffe              Chief Operating Officer
          -----------------------------  ---------------------------------------  ------------------------------
          Cristina M. Morgan              Managing Director and Co-Director of
                                          Investment Banking
         -----------------------------   ---------------------------------------  ------------------------------

          * All addresses are One Bush Street, San Francisco, California 94104.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder relating to the Trust's portfolio transactions are maintained by the sub-adviser at 555 California Street, San Francisco, California 94104. Records relating to the Trust's books and shareholders are maintained by the Trust's administration and accounting agent, transfer agent, registrar, dividend disbursing agent and shareholder servicing agent, PFPC Inc., at 400 Bellevue Parkway, Wilmington, Delaware 19809. Records relating to the physical possession of securities are maintained by the Trust's custodian, PFPC Trust Company, at 200 Stevens Drive,

          Lester, Pennsylvania 19113. All other records are maintained by the adviser at One Bush Street, San Francisco, California 94104.


Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          In accordance with Section 14(a)(3) of the Investment Company Act of 1940, as amended, the Trust hereby undertakes to file a post-effective amendment with certified financial statements showing the initial capital received by the Trust before accepting subscriptions from more than 25 persons.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and State of California, on the 27th day of August, 1999.



                                   HAMBRECHT & QUIST FUND TRUST
                                   (Registrant)



                                   By: /s/ David R. Krimm
                                      -------------------------------
                                       David R. Krimm, President



Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



                  SIGNATURE                           TITLE                         DATE

Principal Executive Officer

/s/ David R. Krimm                        Initial Trustee and President       August 27, 1999
-------------------------------------
David R. Krimm


Principal Financial and
Accounting Officer

/s/ Robert N. Savoie                      Chief Financial Officer             August 27, 1999
-------------------------------------
Robert N. Savoie

                          HAMBRECHT & QUIST FUND TRUST

                             Exhibit Index to Part C


Item No.          Description
--------          -----------

99(d)(1)          Form of Investment Advisory Agreement

99(d)(2)          Form of Investment Sub-Advisory Agreement

99(e)             Form of Distribution Agreement

99(g)             Form of Custodian Services Agreement

99(h)(1)          Form of Transfer Agency Services Agreement

99(h)(2)          Form of Administration and Accounting Services Agreement

99(m)             Form of Rule 12b-1 Plan

99(o)             Form of Rule 18f-3 Plan